Brown Advisory Small-Cap Growth Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 87.1%
Communication Services - 3.9%
2,568,082	Angi, Inc.*	5,829,546
389,541	Cogent Communications Holdings, Inc.	24,821,553
1,257,883	Pinterest, Inc.*	34,302,469
150,473	Take-Two Interactive Software, Inc.*	17,951,429
		82,904,997
Consumer Discretionary - 11.8%
687,723	Bright Horizons Family Solutions, Inc.*	52,947,794
218,685	Choice Hotels International, Inc.	25,627,695
160,186	Churchill Downs, Inc.	41,175,811
1,529,261	Clarus Corp.	14,451,517
454,203	First Watch Restaurant Group, Inc.*	7,294,500
1,353,170	Leslie's, Inc.*	14,898,402
914,524	MakeMyTrip, Ltd.*	22,378,402
3,792,443	Mister Car Wash, Inc.*	32,690,859
73,651	TopBuild Corp.*	15,329,719
1,231,517	Vizio Holding Corp.*	11,305,326
176,536	XPEL, Inc.*	11,995,621
		250,095,646
Consumer Staples - 3.3%
212,623	Casey's General Stores, Inc.	46,024,374
602,153	Simply Good Foods Co.*	23,947,625
		69,971,999
Energy - 4.8%
560,307	Cactus, Inc.	23,101,458
1,583,020	ChampionX Corp.	42,947,333
397,893	Denbury, Inc.*	34,867,363
		100,916,154
Financials - 3.8%
790,909	Prosperity Bancshares, Inc.	48,656,722
174,324	WEX, Inc.*	32,056,440
		80,713,162
Health Care - 23.0%
1,851,999	Abcam PLC ADR*	24,927,907
1,591,950	Accolade, Inc.*	22,892,241
1,205,866	agilon health, Inc.*	28,639,317
1,171,633	Alignment Healthcare, Inc.*	7,451,586
142,794	Arvinas, Inc.*	3,901,132
129,234	Ascendis Pharma A/S ADR*	13,856,469
600,311	Azenta, Inc.*	26,785,877
185,084	Blueprint Medicines Corp.*	8,326,929
530,596	Bruker Corp.	41,832,189
42,402	Charles River Laboratories International, Inc.*	8,557,572
1,357,913	Definitive Healthcare Corp.*	14,027,241
535,067	Encompass Health Corp.	28,947,125
472,481	Establishment Labs Holdings, Inc.*	32,005,863
620,990	HealthEquity, Inc.*	36,458,323
385,675	Inari Medical, Inc.*	23,811,574
103,084	Karuna Therapeutics, Inc.*	18,724,178
2,037,760	NeoGenomics, Inc.*	35,477,402
323,797	Neurocrine Biosciences, Inc.*	32,774,732
469,334	OrthoPediatrics Corp.*	20,786,803
1,011,050	Phreesia, Inc.*	32,646,804
1,179,350	SI-BONE, Inc.*	23,197,815
		486,029,079
Industrials - 17.5%
511,630	AZEK Co., Inc.*	12,043,770
178,390	Casella Waste Systems, Inc.*	14,745,718
144,929	FTI Consulting, Inc.*	28,601,738
1,217,823	Genpact, Ltd.	56,287,779
49,471	IDEX Corp.	11,429,285
215,956	John Bean Technologies Corp.	23,601,831
258,711	Knight-Swift Transportation Holdings, Inc.	14,637,868
234,721	MSA Safety, Inc.	31,335,254
1,067,115	Mueller Water Products, Inc.	14,875,583
1,066,795	Rentokil Initial PLC ADR	38,948,686
75,334	Ritchie Bros Auctioneers, Inc.	4,240,551
62,394	SiteOne Landscape Supply, Inc.*	8,539,867
85,533	Valmont Industries, Inc.	27,308,976
271,932	Waste Connections, Inc.	37,817,583
278,657	Woodward, Inc.	27,132,832
834,453	Zurn Elkay Water Solutions Corp.	17,823,916
		369,371,237
Information Technology - 15.1%
493,910	Bentley Systems, Inc.	21,233,191
559,375	BlackLine, Inc.*	37,562,031
618,975	Clear Secure, Inc.	16,198,576
816,037	Dynatrace, Inc.*	34,518,365
326,749	Entegris, Inc.	26,796,685
430,241	Envestnet, Inc.*	25,242,239
3,921,348	Infinera Corp.*	30,429,660
129,638	Lattice Semiconductor Corp.*	12,380,429
91,879	Littelfuse, Inc.	24,631,841
353,140	Power Integrations, Inc.	29,889,770
679,182	PROS Holdings, Inc.*	18,609,587
396,826	Workiva, Inc.*	40,638,951
		318,131,325
Materials - 3.5%
523,375	HB Fuller Co.	35,825,019
192,008	Quaker Houghton	38,007,983
		73,833,002
Real Estate - 0.4%
764,721	DigitalBridge Group, Inc.	9,169,005
Total Common Stocks (Cost $1,607,878,681)		1,841,135,606

Private Placements - 0.1%
19,200	StepStone VC Global Partners IV-B, L.P.*^†	1,234,964
91,769	StepStone VC Global Partners V-B, L.P.*~†	120,163
Total Private Placements (Cost $–)		1,355,127

Real Estate Investment Trusts - 1.7%
211,345	EastGroup Properties, Inc.	34,939,556
Total Real Estate Investment Trusts (Cost $23,223,896)		34,939,556

Exchange Traded Funds - 2.4%
670,429	SPDR S&P Biotech Exchange Traded Fund*	51,093,394
Total Exchange Traded Funds (Cost $54,209,422)		51,093,394

Short-Term Investments - 9.4%
Money Market Funds - 9.4%
197,966,509	First American Government Obligations Fund - Class Z, 4.61%#	197,966,509
Total Short-Term Investments (Cost $197,966,509)		197,966,509
Total Investments - 100.7% (Cost $1,883,278,508)		2,126,490,192
Liabilities in Excess of Other Assets - (0.7)%		(15,273,482)
NET ASSETS - 100.0%		$2,111,216,710

* Non-income producing
ADR - American Depositary Receipt
^ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from February 2008 to April 2018 as part of a $2,000,000 capital commitment. As of the date of this report, $1,920,000 of the capital commitment has been fulfilled by the Fund.

~ Security is exempt from registration under Regulation D of the Securities Act of 1933. Security was acquired from October 2012 to August 2018 as part of a $100,000 capital commitment. As of the date of this report, $91,000 of the capital commitment has been fulfilled by the Fund.

† These securities are being fair valued, using significant unobservable inputs (Level 3), under the supervision of the Board of Trustees. Further, they may not be sold by the Fund. Total unfunded capital commitments related to these holdings are immaterial and total $89,000, or 0.0% of the Fund’s net assets as of the date of this report.

# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments, except for the Private Placements, were categorized as Level 1 securities.  The Private Placements are being fair valued using significant unobservable inputs and were categorized as Level 3 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.